united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA 02481

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Reports to Stockholders.

Miller Convertible Bond Fund
Miller Convertible Plus Fund
Miller Intermediate Bond Fund

Semi-Annual Report

April 30, 2015

1-877- 441- 4434
www.TheMillerFamilyOfFunds.com

Investment Advisor
Wellesley Investment Advisors, Inc.
The Wellesley Office Park
20 William Street
Wellesley, MA 02481
781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Dear Shareholder,

At the beginning of the year, we introduced two new funds to address the needs of investors with varying degrees of risk tolerance: the Miller Intermediate Bond Fund and the Miller Convertible Plus Fund. The Miller Intermediate Bond Fund takes a more conservative approach to the market with the primary objective of maximizing total return, while preserving capital. The Miller Intermediate Bond Fund invests in debt securities, including convertibles, high yield bonds, investment grade bonds and U.S. Treasuries. The Miller Convertible Plus Fund is more aggressive with the objective of maximizing total return through the use of leverage, while preserving principal over full market cycles. The Miller Convertible Plus Fund invests primarily in convertible bonds. The performance for the two new funds from January 1, 2015 to April 30, 2015 is as follows:

Miller Intermediate Bond Fund	Since Inception

A shares (MIFAX)	5.27%

I shares (MIFIX)	5.33%

C shares (MIFCX)	5.27%

Miller Convertible Plus Fund	Since Inception

A shares (MCPAX)	11.32%

I shares (MCPIX)	11.34%

C shares (MCCCX)	11.04%

The Miller Convertible Bond Fund posted six months of positive absolute returns, our continuing goal over a complete bull-and-bear cycle. The fund’s performance since inception and for the six months ended April 30, 2015 is as follows:

	Six Months Ended	Annualized Since
	April 30, 2015	Inception

A shares (MCFAX.LW)	3.30%	6.94% (12/27/07)

I shares (MCIFX)	3.64%	7.55% (12/27/07)

C shares (MCFCX)	3.06%	8.35% (12/01/09)

The fund’s total assets under management ended the period at $703,666,675.

The bull market in equities continued over the last six months with the S&P 500 Total Return Index1 up 4.4%. Since the Miller Convertible Bond Fund, along with the Miller Convertible Plus Fund, are the only U.S. convertible bond funds invested exclusively in convertible bonds and cash, we typically underperform both major stock indices and convertible benchmarks in rising equity markets. In addition, given the age of the bull market, we have taken steps to reduce risk in the fund. With that said, we were still able to generate returns that captured approximately 75% of equity returns. While we are happy that our investors were able to enjoy strong returns over the last six months, we strictly follow the principles that have served our investors well over the years, which are described below.

1

Convertible Bond Strategy Review

We remain committed to the same strategy we have utilized since our company was founded in 1991. It is important to note that we do not change our investment strategy regardless of what the current investment climate is. We invest only in convertible bonds (no convertible preferreds, mandatory preferreds, or other structures) which typically offer the return of the majority of principal within seven years of issuance. Before making an investment, we perform a thorough analysis of a company’s balance sheet and income statement. We seek to invest in profitable companies and we avoid companies that have unsafe debt loads or inadequate liquidity. While we usually invest with the idea of holding bonds until the next liquidity date (maturity, put or call), we consider selling or reducing our exposure if one of the following scenarios occur:

●	An issuer’s credit quality deteriorates

●	The bond loses its favorable risk/reward characteristics due to price appreciation

●	We perceive an opportunity to increase portfolio diversification

●	We believe more attractive investments are available

Because one of our key risk-management practices involves careful limits on prices we pay, we tend not to purchase convertibles that trade at prices substantially above par and thus have significantly negative yields to the next liquidity date. This discipline often results in the elimination of some of the most equity-sensitive convertibles. As a result, our performance tends to lag broader equity indices in rising markets but seeks to decline less in falling stock markets.

At the end of April 30, 2015 the Miller Convertible Bond Fund owned 72 convertible bonds, with our largest holding representing 3.2% of the fund’s value. Our holdings span the convertible market, from investment-grade to small-cap, with a broad distribution of industries represented. Generally, half of the fund’s rated convertible bonds are investment grade.

Convertible Market Review and Comment

Conditions remained favorable for convertible bonds over the last six months of the fiscal year as equities moved higher while bond yields moved lower. Equities, as measured by the S&P 500 Total Return Index, were up 4.4% as the bull market entered its seventh year. Yields on the 10 year Treasury bond went from 2.34% down to 2.03%. Given this favorable environment, it is not surprising that convertible bonds captured 83% of the upside in equities for the last six months of the fiscal year. The Bank of America/ Merrill Lynch All Convertibles Ex Mandatory Index (V0A0)2 returned 3.64% for the last six months of the fiscal year. Similarly, the Miller Convertible Bond Fund I shares returned 3.64% for the same period.

One interesting observation is that the Miller Convertible Bond Fund I share had the same return as the V0A0 index. The average bond price in the V0A0 index is 152, indicating a profile that is highly equity sensitive. Conversely, the average bond price in the Miller Convertible Bond Fund is 110, which represents a more balanced risk profile. It is interesting that the Miller Convertible Bond Fund was able to generate the same return as the V0A0 index while taking much less risk. The Miller Convertible Bond Fund continues to be biased towards small and mid-cap companies whereas the V0A0 index is dominated by large-cap names. Over the last six month period of the fiscal year, small and mid-cap stocks have outperformed large-cap stocks. This probably explains most of the risk-adjusted outperformance of the Miller Convertible Bond Fund.

The Miller Convertible Bond Fund’s total return for the six month period of the fiscal year was comprised of 85% capital appreciation and 15% income. We typically look for a return distribution of 70% capital appreciation and 30% income. However, the strong equity market performance has led to a bias towards return from growth. The six month period was characterized by low volatility, and as a result, our largest drawdown was only 1%.3

2

New Issuance

The new issue market remained healthy for the six month period ended April 30, 2015. Over $20 billion of new paper came to the market in that time period. Some of the new issues that met our criteria were convertible bonds issued by:

●	ANI Pharmaceuticals (1.46% of our bond portfolio as of 4/30/15), a developer and producer of branded and generic prescription pharmaceuticals;

●	LGI Homes (3.11% of our bond portfolio as of 04/30/15), a designer and builder of homes in Texas, Arizona, Florida and Georgia;

●	Brocade Communications Systems (.89% of our bond portfolio as of 04/30/15), a provider of switching solutions for storage area networks; and

●	Horizon Pharma PLC (1.78% of our bond portfolio as of 4/30/15), a developer of therapies for the treatment of pain and inflammation.

Potential catalysts for continued strength in convertible issuance include increased M&A activity, higher interest rates and corporations’ desires to buy back stock while simultaneously issuing convertibles.

As we look ahead, we continue to believe that a balanced portfolio of convertible bonds offer investors the best of both worlds: upside participation to improving equity markets and capital preservation should the equity markets correct. As always, we thank you for your confidence and trust in our management.

Sincerely,

Greg Miller, Co-Portfolio Manager

Michael Miller, Co-Portfolio Manager

[1]	The Standard and Poor’s 500 Total Return Index is a free-float capitalization-weighted index, based on the common stock prices of 500 top publicly traded American companies, as determined by S&P, and considered by many to be the best representation of the market.

[2]	The Bank of America/Merrill Lynch All Convertibles Ex Mandatory Index (V0A0) represents all US convertibles, excluding mandatory convertibles, small issues and bankruptcies.

[3]	A drawdown is the peak-to-trough decline during a specific record period of an investment, fund or commodity. A drawdown is usually quoted as the percentage between the peak and the trough.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

2309-NLD-6/12/2015

3

Miller Convertible Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2015

Annualized Total Returns as of April 30, 2015
				Since	Since
	Six			Inception*	Inception**
	Months+	One Year	Five Year	(Class A and I)	(Class C)
Miller Convertible Bond Fund:
Class A, without sales charge	3.30%	3.97%	8.25%	6.94%	—
Class A, with sales charge of 5.75%	(2.66)%	(2.00)%	6.97%	6.08%	—
Class I	3.64%	4.57%	8.85%	7.55%	—
Class C	3.06%	3.41%	7.75%	—	8.35%
Barclays Aggregate Bond Index	2.06%	4.46%	4.12%	4.84%	4.08%

*	Class A and Class I shares commenced operations on December 27, 2007.

**	Class C shares commenced operations on December 1, 2009.

+	Not Annualized.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated February 27, 2015, as amended April 10, 2015, including underlying funds, are 1.45%, 0.95%, and 1.95% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

4

Miller Convertible Plus Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2015

Non-Annualized Total Returns as of April 30, 2015
Since
Inception*
Miller Convertible Plus Fund:
Class A, without sales charge	11.32%
Class A, with sales charge of 5.75%	4.92%
Class I	11.34%
Class C	11.04%
Barclays Aggregate Bond Index	1.24%

*	Class A, Class I and Class C shares commenced operations on December 31, 2014.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated February 27, 2015, as amended April 10, 2015, including underlying funds, are 3.50%, 3.25%, and 4.25% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

5

Miller Intermediate Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2015

Non-Annualized Total Returns as of April 30, 2015
Since
Inception*
Miller Intermediate Bond Fund:
Class A, without sales charge	5.27%
Class A, with sales charge of 5.75%	(0.82)%
Class I	5.33%
Class C	5.27%
Barclays Aggregate Bond Index	1.24%

*	Class A, Class I and Class C shares commenced operations on December 31, 2014.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated February 27, 2015, as amended April 10, 2015, including underlying funds, are 1.71%, 1.46%, and 2.46% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

6

Miller Convertible Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015

	Principal	Interest	Maturity
Security	Amount	Rate (%)	Date	Value

CONVERTIBLE BONDS - 92.26%
AUTO MANUFACTURERS - 2.92%
General Motors Co. - Societe Generale SA	13,500,000	0.0000	11/16/2021	$13,822,650
General Motors Co. - Societe Generale SA	6,500,000	0.0000	11/16/2021	6,655,350
				20,478,000
BANKS - 1.20%
Goldman Sachs Group, Inc. - Kansas City Southern	9,000,000	0.0000	2/16/2021	8,437,320
				8,437,320
BIOTECHNOLOGY - 9.53%
Ani Pharmaceuticals, Inc.	9,000,000	3.0000	12/1/2019	10,248,750
Emergent Biosolutions, Inc.	19,000,000	2.8750	1/15/2021	22,467,500
Ligand Pharmaceuticals, Inc. - 144A	17,000,000	0.7500	8/15/2019	20,665,625
United Therapeutics Corp.	4,000,000	1.0000	9/15/2016	13,357,500
				66,739,375
COMMERCIAL SERVICES - 2.71%
Albany Molecular Research, Inc.	5,000,000	2.2500	11/15/2018	6,493,750
Carriage Services, Inc. - 144A	4,000,000	2.7500	3/15/2021	4,785,020
Euronet Worldwide, Inc. - 144A	7,000,000	1.5000	10/1/2044	7,695,625
				18,974,395
COMPUTERS - 7.40%
Apple, Inc. - Wells Fargo & Co.	7,200,000	0.0000	1/24/2020	9,662,400
Apple, Inc. - Wells Fargo & Co.	2,800,000	0.0000	1/24/2020	3,893,960
Brocade Comms. Systems, Inc. - 144A	6,000,000	1.3750	1/1/2020	6,228,750
Electronics For Imaging, Inc. - 144A	18,000,000	0.7500	9/1/2019	18,596,250
Intel Corp. - Wells Fargo & Co.	8,000,000	0.0000	6/5/2020	9,308,000
SanDisk Corp.	4,000,000	0.5000	10/15/2020	4,135,000
				51,824,360
DIVERSIFIED FINANCIAL SERVICES - 2.86%
BGC Partners, Inc.	4,000,000	4.5000	7/15/2016	4,500,000
Encore Capital Group, Inc.	12,000,000	2.8750	3/15/2021	11,242,500
Portfolio Recovery Associates, Inc.	4,000,000	3.0000	8/1/2020	4,342,500
				20,085,000
ELECTRICAL COMPONENT & EQUIPMENT - 0.15%
SunPower Corp. - 144A	1,000,000	3.5000	2/1/2019	1,019,375

ELECTRONICS - 3.21%
TTM Technologies, Inc.	20,000,000	1.7500	12/15/2020	22,475,000

ENERGY-ALTERNATE SOURCES - 2.74%
Renewable Energy Group, Inc.	20,000,000	2.7500	6/15/2020	19,200,000

FOREST PRODUCTS & PAPER - 2.97%
International Paper Co. - Barclays Bank PLC	11,000,000	0.0000	7/23/2021	11,258,500
International Paper Co. - Wells Fargo & Co.	9,500,000	0.0000	6/10/2020	9,578,850
				20,837,350
HEALTHCARE - PRODUCTS - 3.60%
Integra Lifesciences Holdings	9,000,000	1.6250	12/15/2016	10,192,500
Trinity Biotech Investment Ltd. - 144A	14,500,000	4.0000	4/1/2045	15,025,625
				25,218,125
HOLDING COMPANIES - 1.81%
Horizon Pharma Investment Ltd. - 144A	10,000,000	2.5000	3/15/2022	12,462,500
RWT Holdings, Inc. - 144A	200,000	5.6250	11/15/2019	198,625
				12,661,125
HOME BUILDERS - 8.84%
KB Home	10,000,000	1.3750	2/1/2019	9,587,500
LGI Homes, Inc. - 144A	21,000,000	4.2500	11/15/2019	21,813,750
M/I Homes, Inc.	12,000,000	3.0000	3/1/2018	11,925,000

The accompanying notes are an integral part of these financial statements.

7

Miller Convertible Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

	Principal	Interest	Maturity
Security	Amount	Rate (%)	Date	Value

HOME BUILDERS (Continued) - 8.84%
Meritage Homes Corp.	10,000,000	1.8750	9/15/2032	$10,331,250
Toll Brothers Finance Corp.	8,000,000	0.5000	9/15/2032	8,275,000
				61,932,500
INTERNET - 5.79%
AOL, Inc. - 144A	15,000,000	0.7500	9/1/2019	15,140,625
Google, Inc. - Goldman Sachs Group, Inc.	2,000,000	0.0000	2/19/2021	1,856,440
Google, Inc. - UBS AG	11,500,000	0.0000	2/15/2021	10,837,600
J2 Global, Inc.	8,000,000	3.2500	6/15/2029	9,545,000
Yahoo!, Inc.	3,000,000	0.0000	12/1/2018	3,193,125
				40,572,790
INVESTMENT COMPANIES - 4.19%
Ares Capital Corp.	3,000,000	4.3750	1/15/2019	3,157,500
BlackRock Kelso Capital Corp.	1,000,000	5.5000	2/15/2018	1,036,250
KCAP Financial, Inc.	1,000,000	8.7500	3/15/2016	1,100,625
New Mountain Finance Corp. - 144A	5,000,000	5.0000	6/15/2019	5,109,375
Prospect Capital Corp.	9,000,000	4.7500	4/15/2020	8,786,250
TCP Capital Corp. - 144A	5,000,000	5.2500	12/15/2019	5,040,625
TICC Capital Corp.	4,000,000	7.5000	11/1/2017	4,100,000
TPG Specialty Lending, Inc. - 144A	1,000,000	4.5000	12/15/2019	1,001,875
				29,332,500
MACHINERY-DIVERSIFIED - 0.15%
Chart Industries, Inc.	1,000,000	2.0000	8/1/2018	1,056,250

MINING - 1.81%
Freeport-McMoRan, Inc. - Barclays Bank PLC	14,000,000	0.0000	5/20/2021	12,685,400

MISCELLANEOUS MANUFACTURING - 2.83%
General Electric Co. - Barclays Bank PLC	20,000,000	0.0000	8/18/2021	19,814,000

OIL & GAS SERVICES - 2.54%
Ensco PLC	7,000,000	0.0000	12/15/2020	6,281,800
Helix Energy Solutions Group	5,000,000	3.2500	3/15/2032	5,087,500
SEACOR Holdings, Inc.	7,000,000	3.0000	11/15/2028	6,396,250
				17,765,550
PHARMACEUTICALS - 3.70%
Jazz Investments I Ltd. - 144A	16,000,000	1.8750	8/15/2021	19,200,000
Pernix Therapeutics Holdings, Inc. - 144A	7,000,000	4.2500	4/1/2021	6,689,375
				25,889,375
REAL ESTATE - 1.71%
Forestar Group, Inc.	13,000,000	3.7500	3/1/2020	12,008,750

REITS - 11.64%
Apollo Commercial Real Estate	15,000,000	5.5000	3/15/2019	15,131,325
Blackstone Mortgage Trust, Inc.	12,000,000	5.2500	12/1/2018	13,170,000
Colony Financial, Inc.	16,000,000	3.8750	1/15/2021	17,500,000
National Health Investors, Inc.	1,000,000	3.2500	4/1/2021	1,025,000
Pennymac Corp.	5,000,000	5.3750	5/1/2020	4,825,000
Redwood Trust, Inc.	16,000,000	4.6250	4/15/2018	15,910,000
Resource Capital Corp.	3,500,000	6.0000	12/1/2018	3,239,688
Resource Capital Corp.	11,000,000	8.0000	1/15/2020	10,738,750
				81,539,763
RETAIL - 1.23%
Ezcorp, Inc. - 144A	10,000,000	2.1250	6/15/2019	8,618,750

SEMICONDUCTORS - 0.18%
Nvidia Corp.	1,000,000	1.0000	12/1/2018	1,227,500

The accompanying notes are an integral part of these financial statements.

8

Miller Convertible Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

	Principal	Interest		Maturity
Security	Amount	Rate (%)		Date	Value

SOFTWARE - 2.07%
Akamai Technologies, Inc.	8,000,000	0.0000		2/15/2019	$8,740,040
Envestnet, Inc.	1,000,000	1.7500		12/15/2019	1,083,750
Synchronoss Technologies, Inc.	1,000,000	0.7500		8/15/2019	1,158,750
Verint Systems, Inc.	3,000,000	1.5000		6/1/2021	3,511,875
					14,494,415
TELECOMMUNICATIONS - 2.31%
Finisar	15,000,000	0.5000		12/15/2033	15,140,625
JDS Uniphase Corp.	1,000,000	0.6250		8/15/2033	1,026,875
					16,167,500
TRUCKING & LEASING - 2.17%
Hornbeck Offshore Services, Inc.	18,000,000	1.5000		9/1/2019	15,176,250

TOTAL CONVERTIBLE BONDS					646,230,718
(Cost - $626,512,868)
	Shares
SHORT-TERM INVESTMENTS - 7.64%
MONEY MARKET FUND - 7.64%
Milestone Treasury Obligations Portfolio	53,537,075	0.0050	+		53,537,075
TOTAL SHORT-TERM INVESTMENTS					53,537,075
(Cost - $53,537,075)

TOTAL INVESTMENTS - 99.90%
(Cost - $680,049,943) (a)					$699,767,793
OTHER ASSETS LESS LIABILITIES - 0.10%					703,714
NET ASSETS - 100.00%					$700,471,507

					Unrealized
	Notional			Termination	Appreciation
TOTAL RETURN SWAP	Amount			Date	(Depreciation)
Agreement with ReFlow Fund, LLC dated March 1,
2014 to receive total return of the Fund, based on its
daily change in NAV less USD-1M LIBOR plus an
annualized spread of 1.95%.	$53,058,930			5/29/2015	$(421,719)

+	Adjustable rate security. Interest rate is as of April 30, 2015.

REITS - Real Estate Investment Trusts.

144A-	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total 144A securities amounted to 24.17% of net assets as of April 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $678,656,835 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$41,576,588
Unrealized Depreciation:	(20,465,630)
Net Unrealized Appreciation:	$21,110,958

The accompanying notes are an integral part of these financial statements.

9

Miller Convertible Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2015
% of Net
Sector	Assets
Financial	38.13%
Consumer, Non-Cyclical	19.53%
Consumer, Cyclical	10.07%
Short-Term Investments	7.64%
Technology	6.38%
Communications	6.29%
Industrial	5.67%
Energy	4.38%
Diversified	1.81%
Assets Less Liabilities	0.10%
100.00%

The accompanying notes are an integral part of these financial statements.

10

Miller Convertible Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015

	Principal	Interest	Maturity
Security	Amount	Rate (%)	Date	Value

CONVERTIBLE BONDS - 135.71%
AUTO MANUFACTURERS - 0.59%
General Motors Co. - Societe Generale	200,000	0.0000	11/16/2021	$204,780

BANKS - 1.89%
Goldman Sachs Group, Inc. - Kansas Cty Southern	700,000	0.0000	2/16/2021	656,236

BIOTECHNOLOGY - 13.84%
Ani Pharmaceuticals, Inc.	1,600,000	3.0000	12/1/2019	1,822,000
Emergent Biosolutions, Inc.	1,500,000	2.8750	1/15/2021	1,773,750
Ligand Pharmaceuticals, Inc. - 144A	1,000,000	0.7500	8/15/2019	1,215,625
				4,811,375
COMMERCIAL SERVICES - 2.75%
Carriage Services, Inc. - 144A	800,000	2.7500	3/15/2021	957,004

COMPUTERS - 10.40%
Brocade Comms. Systems, Inc. - 144A	300,000	1.3750	1/1/2020	311,437
Electronics For Imaging, Inc. - 144A	1,500,000	0.7500	9/1/2019	1,549,688
SanDisk Corp.	1,700,000	0.5000	10/15/2020	1,757,375
				3,618,500
DIVERSIFIED FINANCIAL SERVICES - 5.88%
Encore Capital Group, Inc.	900,000	3.0000	7/1/2020	958,500
PRA Group, Inc.	1,000,000	3.0000	8/1/2020	1,085,625
				2,044,125
ELECTRICAL COMPONENT & EQUIPMENT - 4.40%
SunPower Corp. - 144A	1,500,000	0.8750	6/1/2021	1,529,062

ELECTRONICS - 5.50%
TTM Technologies, Inc.	1,700,000	1.7500	12/15/2020	1,910,375

ENERGY-ALTERNATE SOURCES - 4.97%
Renewable Energy Group, Inc.	1,800,000	2.7500	6/15/2020	1,728,000

FOREST PRODUCTS & PAPER - 0.65%
International Paper Co. - Barclays Bank PLC	220,000	0.0000	7/23/2021	225,170

HEALTHCARE - PRODUCTS - 5.37%
Trinity Biotech Investment Ltd. - 144A	1,800,000	4.0000	4/1/2045	1,865,250

HOLDING COMPANIES - 10.15%
Horizon Pharma Investment Ltd. - 144A	1,400,000	2.5000	3/15/2022	1,744,750
RWT Holdings, Inc. - 144A	1,800,000	5.6250	11/15/2019	1,787,625
				3,532,375
HOME BUILDERS - 9.85%
LGI Homes, Inc. - 144A	1,800,000	4.2500	11/15/2019	1,869,750
M/I Homes, Inc.	1,200,000	3.0000	3/1/2018	1,192,500
Meritage Homes Corp.	100,000	1.8750	9/15/2032	103,312
Toll Brothers Finance Corp.	250,000	0.5000	9/15/2032	258,594
				3,424,156
INTERNET - 10.33%
AOL, Inc. - 144A	1,300,000	0.7500	9/1/2019	1,312,188
Google, Inc. - Goldman Sachs Group, Inc.	377,000	0.0000	2/19/2021	349,939
Google, Inc. - UBS AG	400,000	0.0000	2/15/2021	376,960
J2 Global Inc	1,300,000	3.2500	6/15/2029	1,551,063
				3,590,150

The accompanying notes are an integral part of these financial statements.

11

Miller Convertible Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

	Principal	Interest		Maturity
Security	Amount	Rate (%)		Date	Value

INVESTMENT COMPANIES - 3.79%
New Mountain Finance Corp. - 144A	500,000	5.0000		6/15/2019	$510,938
TCP Capital Corp. - 144A	800,000	5.2500		12/15/2019	806,500
					1,317,438
MISCELLANEOUS MANUFACTURING - 4.84%
General Electric Co. - Barclays Bank PLC	1,700,000	0.0000		8/18/2021	1,684,190

OIL & GAS SERVICES - 0.26%
SEACOR Holdings, Inc.	100,000	3.0000		11/15/2028	91,375

PHARMACEUTICALS - 5.85%
Jazz Investments I Ltd. - 144A	500,000	1.8750		8/15/2021	600,000
Pernix Therapeutics Holdings, Inc. - 144A	1,500,000	4.2500		4/1/2021	1,433,437
					2,033,437
REITS - 22.63%
Apollo Commercial Real Estate	1,800,000	5.5000		3/15/2019	1,815,759
Blackstone Mortgage Trust, Inc.	1,500,000	5.2500		12/1/2018	1,646,250
Colony Financial, Inc.	1,800,000	3.8750		1/15/2021	1,968,750
Pennymac Corp.	500,000	5.3750		5/1/2020	482,500
Resource Capital Corp.	2,000,000	8.0000		1/15/2020	1,952,500
					7,865,759
SOFTWARE - 1.57%
Akamai Technologies, Inc.	500,000	0.0000		2/15/2019	546,252

TELECOMMUNICATIONS - 4.36%
Finisar - 144A	1,500,000	0.5000		12/15/2033	1,514,062

TRUCKING & LEASING - 5.84%
Echo Global Logistics, Inc.	1,900,000	2.5000		5/1/2020	1,947,500
Hornbeck Offshore Services, Inc.	100,000	1.5000		9/1/2019	84,313
					2,031,813

TOTAL CONVERTIBLE BONDS					47,180,884
(Cost - $46,005,512)

	Shares
SHORT-TERM INVESTMENTS - 0.01%
MONEY MARKET FUND - 0.01%
Milestone Treasury Obligations Portfolio	1,884	0.0050	+		1,884
TOTAL SHORT-TERM INVESTMENTS					1,884
(Cost - $1,884)

TOTAL INVESTMENTS - 135.72%
(Cost - $46,007,396) (a)					$47,182,768
LIABILITIES IN EXCESS OF OTHER ASSETS - (35.72)%					(12,418,143)
NET ASSETS - 100.00%					$34,764,625

The accompanying notes are an integral part of these financial statements.

12

Miller Convertible Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

			Unrealized
	Notional	Termination	Appreciation
TOTAL RETURN SWAP	Amount	Date	(Depreciation)
Agreement with ReFlow Fund, LLC dated January 9, 2015 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95%.	$4,997,681	5/29/2015	$84,188

+	Adjustable rate security. Interest rate is as of April 30, 2015.

REITS - Real Estate Investment Trusts.

144A-	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total 144A securities amounted to 50.32% of net assets as of April 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,007,396 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,389,199
Unrealized Depreciation:	(213,827)
Net Unrealized Appreciation:	$1,175,372

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2015
% of Net
Sector	Assets
Financial	42.36%
Consumer, Non-Cyclical	27.81%
Industrial	15.74%
Communications	12.59%
Technology	11.98%
Diversified	10.16%
Consumer, Cyclical	9.85%
Energy	5.22%
Short-Term Investments	0.01%
Liabilities in Excess of Assets	(35.72)%
100.00%

The accompanying notes are an integral part of these financial statements.

13

Miller Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015

	Principal	Interest	Maturity
Security	Amount	Rate (%)	Date	Value

CONVERTIBLE BONDS - 48.01%
AUTO MANUFACTURERS - 0.09%
General Motors Co. - Societe Generale	30,000	0.0000	11/16/2021	$30,717

BANKS - 1.60%
Goldman Sachs Group, Inc. - Kansas Cty Southern	600,000	0.0000	2/16/2021	562,488

BIOTECHNOLOGY - 3.33%
Ani Pharmaceuticals, Inc.	500,000	3.0000	12/1/2019	569,375
Emergent Biosolutions, Inc.	100,000	2.8750	1/15/2021	118,250
Ligand Pharmaceuticals, Inc. - 144A	400,000	0.7500	8/15/2019	486,250
				1,173,875
COMPUTERS - 2.35%
Electronics For Imaging, Inc. - 144A	500,000	0.7500	9/1/2019	516,563
SanDisk Corp.	300,000	0.5000	10/15/2020	310,125
				826,688
DIVERSIFIED FINANCIAL SERVICES - 2.63%
Encore Capital Group, Inc.	700,000	2.8750	7/1/2020	655,813
PRA Group, Inc.	250,000	3.0000	8/1/2020	271,406
				927,219
ELECTRONICS - 1.60%
TTM Technologies, Inc.	500,000	1.7500	12/15/2020	561,875

ENERGY-ALTERNATE SOURCES - 1.64%
Renewable Energy Group, Inc.	600,000	2.7500	6/15/2020	576,000

FOREST PRODUCTS & PAPER - 1.72%
International Paper Co. - Wells Fargo & Co	600,000	0.0000	6/10/2020	604,980

HEALTHCARE - PRODUCTS - 2.36%
Trinity Biotech Investment Ltd. - 144A	800,000	4.0000	4/1/2045	829,000

HOLDING COMPANIES - 4.28%
Horizon Pharma Investment Ltd. - 144A	650,000	2.5000	3/15/2022	810,062
RWT Holdings, Inc. - 144A	700,000	5.6250	11/15/2019	695,188
				1,505,250
HOME BUILDERS - 3.62%
KB Home	500,000	1.3750	2/1/2019	479,375
LGI Homes, Inc. - 144A	750,000	4.2500	11/15/2019	779,063
Meritage Homes Corp.	15,000	1.8750	9/15/2032	15,497
				1,273,935
INTERNET - 3.50%
AOL, Inc. - 144A	450,000	0.7500	9/1/2019	454,219
Google, Inc. - Goldman Sachs Group, Inc.	450,000	0.0000	2/19/2021	417,699
J2 Global Inc	300,000	3.2500	6/15/2029	357,937
				1,229,855
INVESTMENT COMPANIES - 1.60%
Ares Capital Corp.	150,000	4.3750	1/15/2019	157,875
TCP Capital Corp. - 144A	400,000	5.2500	12/15/2019	403,250
				561,125
MINING - 0.58%
Freeport-McMoRan, Inc. - Barclays Bank PLC	225,000	0.0000	5/20/2021	203,873

MISCELLANEOUS MANUFACTURING - 1.97%
General Electric Co. - Barclays Bank PLC	700,000	0.0000	8/18/2021	693,490

The accompanying notes are an integral part of these financial statements.

14

Miller Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

	Principal	Interest	Maturity
Security	Amount	Rate (%)	Date	Value

OIL & GAS SERVICES - 0.97%
Ensco PLC	150,000	0.0000	12/15/2020	$134,610
Seacor Holdings, Inc.	225,000	3.0000	11/15/2028	205,594
				340,204
PHARMACEUTICALS - 1.36%
Pernix Therapeutics Holdings, Inc. - 144A	500,000	4.2500	4/1/2021	477,812

REAL ESTATE - 0.66%
Forestar Group, Inc.	250,000	3.7500	3/1/2020	230,937

REITS - 7.73%
Apollo Commercial Real Estate	650,000	5.5000	3/15/2019	655,691
Blackstone Mortgage Trust, Inc.	500,000	5.2500	12/1/2018	548,750
Colony Financial, Inc.	650,000	3.8750	1/15/2021	710,937
Pennymac Corp.	225,000	5.3750	5/1/2020	217,125
Resource Capital Corp.	600,000	8.0000	1/15/2020	585,750
				2,718,253
SEMICONDUCTORS - 0.44%
Photronics, Inc.	142,000	3.2500	4/1/2019	154,247

TELECOMMUNICATIONS - 1.22%
Finisar - 144A	425,000	0.5000	12/15/2033	428,984

TRUCKING & LEASING - 2.76%
Echo Global Logistics, Inc.	700,000	2.5000	5/1/2020	717,500
Hornbeck Offshore Services, Inc.	300,000	1.5000	9/1/2019	252,938
				970,438

TOTAL CONVERTIBLE BONDS				16,881,245
(Cost - $16,447,704)

CORPORATE BONDS & NOTES - 13.87%
AIRLINES - 0.44%
Allegiant Travel Co.	150,000	5.5000	7/15/2019	155,250

CHEMICALS - 1.18%
Celanese US Holdings LLC	200,000	4.6250	11/15/2022	205,500
Chemtura Corp.	200,000	5.7500	7/15/2021	207,750
				413,250
ELECTRICAL COMPONENT & EQUIPMENT - 0.56%
Anixter Intl, Inc.	190,000	5.1250	10/1/2021	198,312

ELECTRONICS - 0.74%
Jabil Circuit, Inc.	250,000	4.7000	9/15/2022	260,625

HEALTHCARE-SERVICES - 1.07%
Lifepoint Hospitals, Inc.	100,000	5.5000	12/1/2021	105,360
WellCare Health Plans, Inc.	100,000	5.7500	11/15/2020	106,500
Anthem, Inc.	150,000	4.3500	8/15/2020	165,293
				377,153
HOME BUILDERS - 1.15%
D R Horton, Inc.	200,000	4.3750	9/15/2022	203,000
MDC Holdings, Inc.	200,000	5.5000	1/15/2024	200,000
				403,000
INTERNET - 0.59%
Equinix, Inc.	200,000	4.8750	4/1/2020	207,500

The accompanying notes are an integral part of these financial statements.

15

Miller Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

	Principal	Interest		Maturity
Security	Amount	Rate (%)		Date	Value

INVESTMENT COMPANIES - 1.53%
FS Investment Corp.	280,000	4.0000		7/15/2019	$283,913
PennantPark Investment Co.	250,000	4.5000		10/1/2019	253,304
					537,217
IRON/STEEL - 1.27%
Carpenter Technology Corp.	250,000	4.4500		3/1/2023	255,303
Commercial Metals Co.	200,000	4.8750		5/15/2023	191,500
					446,803
MINING - 1.01%
Alcoa, Inc.	10,000	5.4000		4/15/2021	10,990
Newmont Mining Corp.	350,000	3.5000		3/15/2022	345,555
					356,545
OIL & GAS - 1.32%
Atwood Oeanics, Inc.	200,000	6.5000		2/1/2020	196,500
Noble Energy, Inc.	250,000	4.1500		12/15/2021	265,919
					462,419
OIL & GAS SERVICES - 1.28%
Bristow Group, Inc.	200,000	6.2500		10/15/2022	197,000
Oceaneering International, Inc.	250,000	4.6500		11/15/2024	254,329
					451,329
RETAIL - 1.00%
Staples, Inc.	350,000	4.3750		1/12/2023	350,528

TELECOMMUNICATIONS - 0.73%
Juniper Networks, Inc.	250,000	4.5000		3/15/2024	257,153

TOTAL CORPORATE BONDS & NOTES					4,877,084
(Cost - $4,835,416)

U.S. TREASURY OBLIGATIONS - 31.45%
United States Treasury Notes	600,000	0.6250		12/31/2016	601,360
United States Treasury Notes	800,000	0.5000		1/31/2017	799,875
United States Treasury Notes	850,000	0.5000		2/28/2017	849,601
United States Treasury Notes	600,000	1.0000		12/15/2017	602,860
United States Treasury Notes	600,000	0.8750		1/15/2018	600,469
United States Treasury Notes	850,000	1.0000		3/15/2018	852,590
United States Treasury Notes	600,000	1.3750		12/31/2018	604,735
United States Treasury Notes	600,000	1.6250		12/31/2019	606,140
United States Treasury Notes	600,000	1.2500		1/31/2020	595,500
United States Treasury Notes	850,000	1.3750		2/29/2020	848,074
United States Treasury Notes	600,000	2.1250		12/31/2021	613,500
United States Treasury Notes	600,000	1.5000		1/31/2022	589,031
United States Treasury Notes	850,000	1.7500		2/28/2022	847,610
United States Treasury Notes	600,000	1.6250		11/15/2022	590,437
United States Treasury Notes	600,000	2.2500		11/15/2024	611,156
United States Treasury Notes	850,000	2.0000		2/15/2025	846,614
TOTAL U.S. TREASURY OBLIGATIONS					11,059,552
(Cost $11,026,714)

	Shares
SHORT-TERM INVESTMENTS - 4.87%
MONEY MARKET FUND - 4.87%
Milestone Treasury Obligations Portfolio	1,711,623	0.0050	+		1,711,623
TOTAL SHORT-TERM INVESTMENTS					1,711,623
(Cost - $1,711,623)

The accompanying notes are an integral part of these financial statements.

16

Miller Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

	Principal	Interest	Maturity
Security	Amount	Rate (%)	Date	Value

TOTAL INVESTMENTS - 98.20%
(Cost - $34,021,457) (a)				$34,529,504
OTHER ASSETS LESS LIABILITIES - 1.80%				632,671
NET ASSETS - 100.00%				$35,162,175

+	Adjustable rate security. Interest rate is as of April 30, 2015.

REITS - Real Estate Investment Trusts.

144A-	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total 144A securities amounted to 15.68% of net assets as of April 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,021,457 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$631,899
Unrealized Depreciation:	(123,852)
Net Unrealized Appreciation:	$508,047

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2015
% of Net
Sector	Assets
Government	31.45%
Financial	21.68%
Consumer, Non-Cyclical	8.13%
Consumer, Cyclical	6.21%
Industrial	5.66%
Short-Term Investments	4.87%
Communications	4.85%
Energy	4.82%
Diversified	4.28%
Basic Materials	3.46%
Technology	2.79%
Assets Less Liabilities	1.80%
100.00%

The accompanying notes are an integral part of these financial statements.

17

Miller Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2015

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Assets:
Investments in Securities at Cost	$680,049,943	$46,007,396	$34,021,457
Investments in Securities at Value	$699,767,793	$47,182,768	$34,529,504
Segregated cash- Collateral for loan	—	4,995,798	—
Interest Receivable	3,631,847	363,275	216,434
Receivable from Securities Sold	—	—	1,003,850
Receivable from Fund Shares Sold	402,705	—	47,000
Receivable from Open Swap Contracts	—	84,188	—
Prepaid Expenses and Other Assets	52,110	119,382	81,911
Total Assets	703,854,455	52,745,411	35,878,699

Liabilities:
Loan Payable	—	16,000,000	—
Redemptions Payable	1,360,541	—	—
Payable for Securities Purchased	976,031	1,900,000	700,000
Payable for Open Swap Contracts	421,719	—	—
Interest Payable	—	16,071	—
Accrued Advisory Fees	432,111	61,539	10,640
Accrued Distribution Fees	173,615	121	38
Accrued Expenses and Other Liabilities	18,931	3,055	5,846
Total Liabilities	3,382,948	17,980,786	716,524

Net Assets	$700,471,507	$34,764,625	$35,162,175

Composition of Net Assets:
At April 30, 2015, Net Assets consisted of:
Paid-in-Capital	$670,350,405	$32,904,658	$34,381,703
Accumulated Net Investment Income (Loss)	(1,550,470)	(66,322)	47,325
Accumulated Net Realized Gain from Security Transactions and Swaps	12,375,441	666,729	225,100
Net Unrealized Appreciation (Depreciation) on:
Investments	19,717,850	1,175,372	508,047
Swaps	(421,719)	84,188	—
Net Assets	$700,471,507	$34,764,625	$35,162,175

Net Asset Value Per Share
Class A Shares
Net Assets	$281,558,566	$40,383	$16
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	22,337,585	1,820	1
Net Asset Value and Redemption Price per Share	$12.60	$22.19	$15.79	*
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 5.75%)	$13.37	$23.55	$16.75

Class I Shares
Net Assets	$351,365,813	$34,493,689	$34,963,572
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	27,851,088	1,554,415	2,213,993
Net Asset Value; Offering and Redemption Price per Share	$12.62	$22.19	$15.79

Class C Shares
Net Assets	$67,547,128	$230,553	$198,587
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	5,388,939	10,405	12,580
Net Asset Value; Offering and Redemption Price per Share	$12.53	$22.16	$15.79

*	NAV may not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

18

Miller Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2015

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund *	Bond Fund *
Investment Income:
Interest Income	$7,556,472	$190,023	$137,298
Total Investment Income	7,556,472	190,023	137,298

Expenses:
Investment Advisory Fees	2,648,584	159,118	57,021
Distribution Fees (Class A)	728,350	7	—
Distribution Fees (Class C)	329,030	174	38
Administration Fees	129,251	4,672	4,764
Transfer Agent Fees	109,096	10,156	10,157
Non 12b-1 Shareholder Servicing Fees	97,315	1,575	1,575
Trustees’ Fees	45,828	859	859
Registration and Filing Fees	42,151	17,328	17,328
Custody Fees	41,779	3,387	3,328
Printing Expense	35,868	1,575	1,576
Audit Fees	28,636	6,301	6,301
Chief Compliance Officer Fees	15,917	3,151	3,151
Legal Fees	13,637	13,093	13,093
Insurance Expense	13,389	573	573
Interest Expense	—	33,890	—
Overdraft Fee	—	8	—
Miscellaneous Expenses	19,439	1,287	1,287
Total Expenses	4,298,270	257,154	121,051
Less: Fees Waived by Adviser	—	(51,911)	(45,881)
Net Expenses	4,298,270	205,243	75,170
Net Investment Income (Loss)	3,258,202	(15,220)	62,128

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments	11,838,110	533,897	225,100
Swaps	928,074	132,832	—
Total Net Realized Gain	12,766,184	666,729	225,100
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,213,575	1,175,372	508,047
Swaps	(628,104)	84,188	—
Total Net Change in Unrealized Appreciation	7,585,471	1,259,560	508,047
Net Realized and Unrealized Gain on Investments	20,351,655	1,926,289	733,147

Net Increase in Net Assets Resulting From Operations	$23,609,857	$1,911,069	$795,275

*	The Miller Convertible Plus Fund and the Miller Intermediate Bond Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

19

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2015	October 31, 2014
	(Unaudited)
Operations:
Net Investment Income	$3,258,202	$17,225,893
Net Realized Gain on Investments and Swaps	12,766,184	23,838,784
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	7,585,471	(4,553,580)
Net Increase in Net Assets Resulting From Operations	23,609,857	36,511,097

Distributions to Shareholders From:
Net Investment Income
Class A ($0.20 and $0.27 per share, respectively)	(4,775,025)	(6,245,394)
Class I ($0.24 and $0.37 per share, respectively)	(6,501,035)	(6,823,259)
Class C ($0.17 and $0.22 per share, respectively)	(909,702)	(1,021,158)
	(12,185,762)	(14,089,811)
Net Realized Gains
Class A ($0.34 and $0.49 per share, respectively)	(8,138,665)	(8,976,604)
Class I ($0.34 and $0.49 per share, respectively)	(9,691,317)	(5,378,769)
Class C ($0.34 and $0.49 per share, respectively)	(1,759,008)	(1,798,742)
	(19,588,990)	(16,154,115)
Total Distributions to Shareholders	(31,774,752)	(30,243,926)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (2,602,774 and 11,458,068 shares, respectively)	32,409,062	145,363,288
Distributions Reinvested (990,690 and 1,136,576 shares, respectively)	11,995,086	14,108,137
Cost of Shares Redeemed (5,258,398 and 6,060,830 shares, respectively)	(65,358,124)	(77,012,865)
Total Class A Shares	(20,953,976)	82,458,560
Class I
Proceeds from Shares Issued (6,063,490 and 19,765,705 shares, respectively)	75,755,750	252,847,395
Distributions Reinvested (1,095,172 and 721,998 shares, respectively)	13,262,675	9,028,166
Cost of Shares Redeemed (6,925,740 and 3,139,186 shares, respectively)	(86,015,472)	(40,049,294)
Total Class I Shares	3,002,953	221,826,267
Class C
Proceeds from Shares Issued (493,740 and 1,980,820 shares, respectively)	6,124,648	25,159,159
Distributions Reinvested (206,709 and 216,029 shares, respectively)	2,490,316	2,661,284
Cost of Shares Redeemed (593,077 and 435,701 shares, respectively)	(7,384,894)	(5,513,393)
Total Class C Shares	1,230,070	22,307,050
Total Beneficial Interest Transactions	(16,720,953)	326,591,877

Increase (Decrease) in Net Assets	(24,885,848)	332,859,048

Net Assets:
Beginning of Period	725,357,355	392,498,307
End of Period (accumulated net investment income/(loss) of $(1,550,470) and $7,377,090 respectively)	$700,471,507	$725,357,355

The accompanying notes are an integral part of these financial statements.

20

Miller Convertible Plus Fund
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
April 30, 2015 *
(Unaudited)
Operations:
Net Investment Loss	$(15,220)
Net Realized Gain on Investments and Swaps	666,729
Net Change in Unrealized Appreciation on Investments and Swaps	1,259,560
Net Increase in Net Assets Resulting From Operations	1,911,069

Distributions to Shareholders From:
Net Investment Income
Class A ($0.04)	(21)
Class I ($0.05)	(51,054)
Class C ($0.02)	(27)
Total Distributions to Shareholders	(51,102)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (1,819 shares)	40,518
Distributions Reinvested (1 share)	21
Total Class A Shares	40,539
Class I
Proceeds from Shares Issued (1,580,226 shares)	33,195,756
Distributions Reinvested (2,385 shares)	50,953
Cost of Shares Redeemed (28,196 shares)	(612,637)
Total Class I Shares	32,634,072
Class C
Proceeds from Shares Issued (10,404 shares)	230,020
Distributions Reinvested (1 share)	27
Total Class C Shares	230,047
Total Beneficial Interest Transactions	32,904,658

Increase in Net Assets	34,764,625

Net Assets:
Beginning of Period	—
End of Period (accumulated net investment loss of $66,322)	$34,764,625

*	The Miller Convertible Plus Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

21

Miller Intermediate Bond Fund
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
April 30, 2015 *
(Unaudited)
Operations:
Net Investment Income	$62,128
Net Realized Gain on Investments	225,100
Net Change in Unrealized Appreciation on Investments	508,047
Net Increase in Net Assets Resulting From Operations	795,275

Distributions to Shareholders From:
Net Investment Income
Class I ($0.01)	(14,803)
Total Distributions to Shareholders	(14,803)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (1 share)	15
Total Class A Shares	15
Class I
Proceeds from Shares Issued (2,277,034 shares)	35,168,815
Distributions Reinvested (953 shares)	14,774
Cost of Shares Redeemed (63,994 shares)	(1,001,916)
Total Class I Shares	34,181,673
Class C
Proceeds from Shares Issued (12,580 shares)	200,015
Total Class C Shares	200,015
Total Beneficial Interest Transactions	34,381,703

Increase in Net Assets	35,162,175

Net Assets:
Beginning of Period	—
End of Period (accumulated net investment income of $47,325)	$35,162,175

** Includes accumulated net investment income of :

*	The Miller Intermediate Bond Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

22

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months
	Ended		Year Ended October 31,
	April 30, 2015		2014	2013	2012	2011		2010
	(Unaudited)
Net Asset Value, Beginning of Period	$12.75		$12.55	$10.70	$10.76	$11.22		$10.09
Increase (decrease) from operations:
Net investment income (a)	0.04		0.37	0.31	0.23	0.13		0.27
Net gain (loss) from securities (both realized and unrealized)	0.35		0.59	1.84	0.25	(0.24)		1.25
Total from operations	0.39		0.96	2.15	0.48	(0.11)		1.52
Distributions to shareholders from:
Net investment income	(0.20)		(0.27)	(0.30)	(0.24)	(0.32)		(0.39)
Net realized gain	(0.34)		(0.49)	—	(0.30)	(0.03)		—
Total distributions	(0.54)		(0.76)	(0.30)	(0.54)	(0.35)		(0.39)

Net Asset Value, End of Period	$12.60		$12.75	$12.55	$10.70	$10.76		$11.22

Total Return (b)	3.30%		7.98%	20.33%	4.18%	(0.92)%		15.36%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$281,559		$305,994	$219,218	$165,595	$213,763		$116,490
Ratio of expenses to average net assets,
before reimbursement/recapture	1.42	% (d)	1.45%	1.50%	1.48%	1.48%		1.68%
net of reimbursement/recapture	1.42	% (d)	1.45%	1.50%	1.48%	1.53	% (c)	1.75	% (c)
Ratio of net investment income to average net assets	0.72	% (d)	2.87%	2.69%	2.12%	1.17	% (c)	2.59	% (c)
Portfolio turnover rate	50	% (e)	78%	104%	59%	69%		84%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Such ratio includes Adviser’s recapture of waived/reimbursed fees from prior periods.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of the financial statements.

23

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended		Year Ended October 31,
	April 30, 2015		2014	2013	2012	2011		2010
	(Unaudited)
Net Asset Value, Beginning of Period	$12.76		$12.59	$10.73	$10.82	$11.29		$10.19
Increase (decrease) from operations:
Net investment income (a)	0.08		0.43	0.37	0.28	0.19		0.34
Net gain (loss) from securities (both realized and unrealized)	0.36		0.60	1.85	0.25	(0.23)		1.25
Total from operations	0.44		1.03	2.22	0.53	(0.04)		1.59
Distributions to shareholders from:
Net investment income	(0.24)		(0.37)	(0.36)	(0.32)	(0.40)		(0.49)
Net realized gain	(0.34)		(0.49)	—	(0.30)	(0.03)		—
Total distributions	(0.58)		(0.86)	(0.36)	(0.62)	(0.43)		(0.49)

Net Asset Value, End of Period	$12.62		$12.76	$12.59	$10.73	$10.82		$11.29

Total Return (b)	3.64%		8.49%	20.95%	4.79%	(0.39)%		16.07%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$351,366		$352,395	$129,282	$57,387	$41,666		$21,512
Ratio of expenses to average net assets,
before reimbursement/recapture	0.92	% (d)	0.95%	1.00%	0.98%	0.98%		1.18%
net of reimbursement/recapture	0.92	% (d)	0.95%	1.00%	0.98%	1.00	% (c)	1.18	% (c)
Ratio of net investment income to average net assets	1.22	% (d)	3.37%	3.19%	2.62%	1.70	% (c)	3.18	% (c)
Portfolio turnover rate	50	% (e)	78%	104%	59%	69%		84%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Such ratio includes Adviser’s recapture of waived/reimbursed fees from prior periods.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of the financial statements.

24

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months						Period
	Ended		Year Ended				Ended
	April 30, 2015		2014	2013	2012	2011	October 31, 2010 *
	(Unaudited)
Net Asset Value, Beginning of Period	$12.68		$12.50	$10.67	$10.73	$11.17	$10.23
Increase (decrease) from operations:
Net investment income (a)	0.01		0.30	0.25	0.17	0.08	0.31
Net gain (loss) from securities (both realized and unrealized)	0.35		0.59	1.84	0.25	(0.23)	1.03
Total from operations	0.36		0.89	2.09	0.42	(0.15)	1.34
Distributions to shareholders from:
Net investment income	(0.17)		(0.22)	(0.26)	(0.18)	(0.26)	(0.40)
Net realized loss	(0.34)		(0.49)	—	(0.30)	(0.03)	—
Total distributions	(0.51)		(0.71)	(0.26)	(0.48)	(0.29)	(0.40)

Net Asset Value, End of Period	$12.53		$12.68	$12.50	$10.67	$10.73	$11.17

Total Return (b)	3.06%		7.42%	19.77%	5.35%	(1.27)%	13.45%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$67,547		$66,968	$43,998	$30,855	$28,056	$9,821
Ratio of expenses to average net assets,
before reimbursement	1.92	% (c)	1.95%	2.00%	1.98%	1.98%	2.20	% (c)
net of reimbursement	1.92	% (c)	1.95%	2.00%	1.98%	1.98%	2.20	% (c)
Ratio of net investment income to average net assets	0.22	% (c)	2.37%	2.19%	1.62%	0.72%	2.34	% (c)
Portfolio turnover rate	50	% (d)	78%	104%	59%	69%	84	% (d)

*	Miller Convertible Bond Fund Class C commenced operations December 1, 2009.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

25

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class A
	Period
	Ended
	April 30, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$20.00
Increase from operations:
Net investment loss (a)	(0.02)
Net gain from securities
(both realized and unrealized)	2.25
Total from operations	2.23
Distributions to shareholders from:
Net investment income	(0.04)
Total distributions	(0.04)

Net Asset Value, End of Period	$22.19

Total Return (b)	11.32%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$40
Ratio of expenses to average net assets, before reimbursement/recapture	4.69	% (c)
net of reimbursement/recapture	3.79	% (c)
Ratio of expenses to average net assets,
(excluding interest expense)
before reimbursement/recapture	4.10	% (c)
net of reimbursement/recapture	3.20	% (c)
Ratio of net investment income to average net assets	(0.51	)% (c)
Portfolio turnover rate	82	% (d)

*	Miller Convertible Plus Fund Class A commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

26

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class I
	Period
	Ended
	April 30, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$20.00
Increase from operations:
Net investment loss (a)	(0.02)
Net gain from securities
(both realized and unrealized)	2.26
Total from operations	2.24
Distributions to shareholders from:
Net investment income	(0.05)
Total distributions	(0.05)

Net Asset Value, End of Period	$22.19

Total Return (b)	11.34%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$34,494
Ratio of expenses to average net assets,
before reimbursement/recapture	4.44	% (c)
net of reimbursement/recapture	3.54	% (c)
Ratio of expenses to average net assets,
(excluding interest expense)
before reimbursement/recapture	3.85	% (c)
net of reimbursement/recapture	2.95	% (c)
Ratio of net investment income to average net assets	(0.26	)% (c)
Portfolio turnover rate	82	% (d)

*	Miller Convertible Plus Fund Class I commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

27

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class C
	Period
	Ended
	April 30, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$20.00
Increase from operations:
Net investment loss (a)	(0.09)
Net gain from securities
(both realized and unrealized)	2.27
Total from operations	2.18
Distributions to shareholders from:
Net investment income	(0.02)
Total distributions	(0.02)

Net Asset Value, End of Period	$22.16

Total Return (b)	11.04%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$231
Ratio of expenses to average net assets, before reimbursement/recapture	5.44	% (c)
net of reimbursement/recapture	4.54	% (c)
Ratio of expenses to average net assets,
(excluding interest expense)
before reimbursement/recapture	4.85	% (c)
net of reimbursement/recapture	3.95	% (c)
Ratio of net investment income to average net assets	(1.26	)% (c)
Portfolio turnover rate	82	% (d)

*	Miller Convertible Plus Fund Class C commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

28

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class A
	Period
	Ended
	April 30, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.00
Increase from operations:
Net investment income (a)	0.00	(e)
Net gain from securities
(both realized and unrealized)	0.79
Total from operations	0.79

Net Asset Value, End of Period	$15.79

Total Return (b)	5.27%

Ratios/Supplemental Data
Net assets, end of period	$16
Ratio of expenses to average net assets, before reimbursement/recapture	2.26	% (c)
net of reimbursement/recapture	1.50	% (c)
Ratio of net investment income to average net assets	0.78	% (c)
Portfolio turnover rate	65	% (d)

*	Miller Intermediate Bond Fund Class A commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.01.

The accompanying notes are an integral part of the financial statements.

29

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class I
	Period
	Ended
	April 30, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.00
Increase from operations:
Net investment income (a)	0.05
Net gain from securities
(both realized and unrealized)	0.75
Total from operations	0.80
Distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)

Net Asset Value, End of Period	$15.79

Total Return (b)	5.33%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$34,964
Ratio of expenses to average net assets, before reimbursement/recapture	2.01	% (c)
net of reimbursement/recapture	1.25	% (c)
Ratio of net investment income to average net assets	1.03	% (c)
Portfolio turnover rate	65	% (d)

*	Miller Intermediate Bond Fund Class I commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

30

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class C
	Period
	Ended
	April 30, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.00
Increase from operations:
Net investment income (a)	0.03
Net gain from securities
(both realized and unrealized)	0.76
Total from operations	0.79

Net Asset Value, End of Period	$15.79

Total Return (b)	5.27%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$199
Ratio of expenses to average net assets, before reimbursement/recapture	3.01	% (c)
net of reimbursement/recapture	2.25	% (c)
Ratio of net investment income to average net assets	0.03	% (c)
Portfolio turnover rate	65	% (d)

*	Miller Intermediate Bond Fund Class C commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

31

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2015

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), the Miller Convertible Plus Fund (the “Convertible Plus Fund”), and Miller Intermediate Bond Fund (the “Intermediate Bond Fund”) are series of Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as non-diversified, open-end management investment companies. Convertible Bond Fund’s investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Convertible Plus Fund’s investment objective is to use leverage to maximize total return comprising current income and capital appreciation. Intermediate Bond Fund’s investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital.

The Funds currently offer Class A, Class I and Class C shares. Convertible Bond Fund’s Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. The Convertible Bond Fund offered Class NF shares until August 14, 2013. Convertible Plus Fund’s Class A, Class I and Class C shares commenced operations on December 31, 2014. Intermediate Bond Fund’s Class A, Class I and Class C shares commenced operations on December 31, 2014. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) adopted by the Trust’s Board of Trustees. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

32

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

The Funds utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2015 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$646,230,718	$—	$646,230,718
Short-Term Investments	53,537,075	—	—	53,537,075
Total Investments in Securities	$53,537,075	$646,230,718	$—	$699,767,793
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Total Return Swap**	$—	$421,719	$—	$421,719

Convertible Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$47,180,884	$—	$47,180,884
Short-Term Investments	1,884	—	—	1,884
Total Investments in Securities	$1,884	$47,180,884	$—	$47,182,768
Derivatives
Total Return Swap**	$—	$84,188	$—	$84,188
33

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$16,881,245	$—	$16,881,245
Corporate Bonds& Notes*	—	4,877,084	—	4,877,084
U.S. Treasury Obligations*	—	11,059,552	—	11,059,552
Short-Term Investments	1,711,623	—	—	1,711,623
Total Investments in Securities	$1,711,623	$32,817,881	$—	$34,529,504

There were no transfers into or out of Level 1, Level 2, and Level 3 in the current year. Transfers between the Levels for investment in securities or other financial instruments are measured at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Industry classifications.

**	Represents variation margin on the last day of the reporting period.

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. Wellesley Investment Advisors, Inc. serves as the Funds’ investment adviser (the “Adviser”). Each Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Funds’ own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the six months ended April 30, 2015, the Convertible Bond Fund and the Convertible Plus Fund invested in total return swaps. The total return swaps can be found on the Statement of Assets and Liabilities under receivable for open swap contracts and payable for open swap contracts. At April 30, 2015, the payable for open swap contracts was $421,719 for the Convertible Bond Fund and the receivable for open swap contracts was $84,188 for the Convertible Plus Fund. For the six months ended April 30, 2015, the net realized gain on swaps was $928,074 and $132,832 for the Convertible Bond Fund and Convertible Plus Fund, respectively. At April 30, 2015, the net change in unrealized depreciation was $628,104 for the Convertible Bond Fund and the net change in unrealized appreciation was $84,188 for the Convertible Plus Fund.

The average notional value of total return swaps that the Funds invested in during the six months ended April 30, 2015 was $23,758,337 and $2,812,571 for the Convertible Bond Fund and the Convertible Plus Fund, respectively. The notional value of the derivative instruments outstanding as of April 30, 2015, as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

34

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

Offsetting of Financial Assets and Derivative Assets - The following tables present the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2015.

Convertible Bond Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities (1)	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (2)	Net Amount
Swaps	$421,719	$—	$421,719	$—	$421,719	$—
Total	$421,719	$—	$421,719	$—	$421,719	$—

Convertible Plus Fund

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets (1)	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (2)	Net Amount
Swaps	$84,188	$—	$84,188	$—	$84,188	$—
Total	$84,188	$—	$84,188	$—	$84,188	$—

(1)	Swap contracts at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for fiscal year ends (2012-2014), or expected to be taken in the Funds’ current fiscal year end return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2015, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually.

35

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that has not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Legal – On December 1, 2011, Miller Investment Trust, on behalf of the Miller Convertible Bond Fund (the “Convertible Bond Fund”), filed a civil suit against Morgan Stanley & Co. Incorporated and KPMG, a Hong Kong partnership, seeking to recover damages for losses suffered related to an investment by the Convertible Bond Fund in convertible debt issued by ShengdaTech, Inc. (“ShengdaTech”). Morgan Stanley & Co. served as the underwriter of the debt pursuant to offering documents issued December 10, 2010. KPMG Hong Kong served as ShengdaTech’s auditor for fiscal years 2008 through 2010. On June 26, 2012, the Convertible Bond Fund also filed a civil suit against the officers and directors of ShengdaTech and Hansen, Barnett & Maxwell, P.C. (“Hansen”), ShengdaTech’s auditor for fiscal year 2007, seeking to recover against these defendants damages for losses suffered from this same investment. Hansen has since been dismissed from the action. Convertible Bond Fund’s shareholders do not bear any direct expense related to the suits because counsel for the Fund is performing services on a contingency fee basis by which it would be paid a portion of any damages recovered. Management of Miller Investment Trust does not believe an estimate of the likelihood of prevailing in any of these suits can be made, nor an estimate of the financial effect on the Convertible Bond Fund if it were to prevail in any of these suits.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the oversight of the Funds. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 1.95% and 0.95% for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively, of the average daily net assets of the Funds. For the six months ended April 30, 2015, the Adviser earned advisory fees of $2,648,584, $159,118 and $57,021 for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Convertible Plus Fund and the Intermediate Bond Fund, at least until February 29, 2016, to ensure that Net Annual Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 3.20%, 2.95% and 3.95% of the Convertible Plus Fund’s average daily net assets for Class A, Class I and Class C shares, respectively and 1.50%, 1.25% and 2.25% of the Intermediate Bond Fund’s average daily net assets for Class A, Class I and Class C shares, respectively. The Agreement will allow the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fall below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years. For the six months ended April 30, 2015, the Adviser waived fees/reimbursed expenses of $51,911 and $45,881 for the Convertible Plus Fund and Intermediate Bond Fund, respectively.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.

36

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

Prior to April 1, 2009, Convertible Bond Fund’s Class A shares paid 0.25% per year of its average daily net assets for such distribution and shareholder service activities. Subsequent to such date and pursuant to a shareholder vote, the Distribution Plan was amended to increase the annual rate to 0.50%. The Convertible Plus Fund and the Intermediate Bond Fund’s Class A pay 0.25% per year of its average daily net assets for distribution and shareholder service activities under the Plan. The Funds Class C pays 1.00% per year of its average daily net assets for distribution and shareholder service activities under the Plan. For the six months ended April 30, 2015, the 12b-1 fees accrued amounted to $728,350 and $329,350 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively, $7 and $174 for the Convertible Plus Fund’s Class A shares and Class C shares, respectively, and $38 for the Intermediate Bond Fund’s Class C shares. Intermediate Bond Fund’s Class A shares did not asses any fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended April 30, 2015, the Distributor received $125,547 in underwriting commissions for sales of Class A shares, of which $15,475 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund. The distributor did not receive any underwriting commissions for sales of Class A shares for the Convertible Plus Fund or the Intermediate Bond Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS. In addition, certain affiliates of NLCS provide ancillary services to the Fund as follows:

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2015, amounted to $336,389,098 and $366,530,514, respectively for the Convertible Bond Fund, $68,548,588 and $23,076,825, respectively for the Convertible Plus Fund and $45,485,978 and $13,400,969, respectively for the Intermediate Bond Fund.

5.	LINE OF CREDIT

Convertible Plus Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Convertible Plus Fund has entered into a line of credit agreement with Barclays Bank PLC, which permits the Fund to borrow at a rate, per annum, equal to 0.90% plus the 3 month LIBOR rate to be paid quarterly. There is also an annual commitment fee. During the six months ended April 30, 2015, the Fund paid $33,890 in interest on the line of credit. Average borrowings and the average interest rate during the six months ended April 30, 2015 were $9,550,000 and 1.50%, respectively. The largest outstanding amount borrowed during the period was $16,000,000. The balance on the line of credit as of April 30, 2015 was $16,000,000.

37

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Convertible Bond Fund’s distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2014	October 31, 2013
Ordinary Income	$15,271,391	$8,690,444
Long-Term Capital Gain	14,972,535	—
Return of Capital	—	—
	$30,243,926	$8,690,444

As of October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis for the Convertible Bond Fund were as follows:

Undistributed	Undistributed		Total
Ordinary	Long-Term	Unrealized	Accumulated
Income	Capital Gains	Appreciation	Deficits
$15,811,028	$9,577,586	$12,897,383	$38,285,997

The difference between book basis and tax basis distributable earnings and unrealized appreciation is primarily attributable to the tax income on contingent convertible debt securities, the mark-to market on open swap contracts and the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to tax adjustments for swaps, and the tax treatment on contingent convertible debt securities and equalization debits, for the Convertible Bond Fund resulted in reclassification for the period ended October 31, 2014 as follows:

Paid in	Undistributed Net	Accumulated Net
Capital	Investment Income	Realized Loss
$2,859,195	$1,680,113	$(4,539,308)

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

38

Miller Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2015

As a shareholder of the Funds you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Annualized	Expenses Paid During the
	Account	Ending Account	Expense	Period
	Value (11/1/14)	Value (4/30/15)	Ratio	(11/1/14 to 4/30/15)
Actual
Miller Convertible Bond Fund *
Class A	$1,000.00	$1,033.00	1.42%	$ 7.16
Class I	$1,000.00	$1,036.40	0.92%	$ 4.65
Class C	$1,000.00	$1,030.60	1.92%	$ 9.67
Miller Convertible Plus Fund **
Class A	$1,000.00	$1,113.20	3.20%	$11.12
Class I	$1,000.00	$1,113.40	2.95%	$10.25
Class C	$1,000.00	$1,110.40	3.95%	$13.70
Miller Intermediate Bond Fund **
Class A	$1,000.00	$1,052.70	1.50%	$ 5.06
Class I	$1,000.00	$1,053.30	1.25%	$ 4.22
Class C	$1,000.00	$1,052.70	2.25%	$ 7.59
Hypothetical (5% return before expenses) *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,017.75	1.42%	$ 7.10
Class I	$1,000.00	$1,020.23	0.92%	$ 4.61
Class C	$1,000.00	$1,015.27	1.92%	$ 9.59
Miller Convertible Plus Fund
Class A	$1,000.00	$1,008.93	3.20%	$15.94
Class I	$1,000.00	$1,010.17	2.95%	$14.70
Class C	$1,000.00	$1,005.21	3.95%	$19.64
Miller Intermediate Bond Fund
Class A	$1,000.00	$1,017.36	1.50%	$ 7.50
Class I	$1,000.00	$1,018.60	1.25%	$ 6.26
Class C	$1,000.00	$1,013.64	2.25%	$11.23

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2015 (181) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2015 (120) divided by the number of days in the fiscal year (365).
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Approval of New Investment Advisory Agreements

In connection with a meeting of the Board of Trustees of the Trust held on June 24, 2014 (the “June Meeting”), the Board, including the Independent Trustees, discussed the proposed approval of new Investment Advisory Agreements (each a “New Agreement” and collectively, the “New Agreements”) between the Trust on behalf of the Miller Convertible Plus Fund and the Miller Intermediate Bond Fund (each, a “New Fund” and collectively, the “New Funds”) and Wellesley Investment Advisors, Inc. (“the “Adviser”). Each New Fund commenced operations on January 1, 2015. In considering the approval of each New Agreement, the Board interviewed representatives of the Adviser and received materials specifically relating to each New Agreement. Both in the June Meeting specifically focused upon the review of the New Agreements and at other meetings, the Board, including the Independent Trustees, received information relating to the Adviser’s proposed investment and management services under the New Agreements. This information included materials regarding: (i) the proposed management fee rate and net expense ratio of each New Fund as compared to the average management fee rates and net expense ratios of each New Fund’s Peer Group and Morningstar Category; (ii) the proposed investment process, portfolio holdings, investment restrictions and valuation procedures for the New Funds; (iii) the proposed arrangements with respect to the distribution of each Fund’s shares; and (iv) the overall nature, quality and extent of services to be provided by the Adviser.

As part of its review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s proposed services and the reasonableness of its proposed fees under the New Agreements. The following summarizes matters considered by the Board in connection with its review of the New Agreements. However, the Board did not identify any single factor as all-important or controlling, each Board member may have weighed certain factors differently, and the summary does not detail all the matters that were considered.

Nature, Extent & Quality of Services. The Board considered the information presented to them about the Adviser, its affiliates and staff. The Board considered the backgrounds of the key investment personnel. The Board considered the investment process and prior performance of another fund to which the Adviser serves as an investment adviser. After further discussion, the Board concluded that the Adviser currently had sufficient quality and depth of personnel, and resources, essential to performing its duties under the New Agreements and that the nature, overall quality and extent of the management services to be provided by the Adviser to the New Funds were satisfactory and reliable.

Performance. The Board discussed the fact that the New Funds had no performance history with which to compare. Therefore, the Board reviewed hypothetical and backtested performance information for each New Fund provided by the Adviser, which was compared to a peer group. The Board noted that the Miller Intermediate Bond Fund’s proposed allocation in convertible bonds, 5-7 year United States treasuries and high yield bonds. The Board noted that the Miller Convertible Plus Fund would utilize a similar strategy to that of the Adviser’s private fund. The Board concluded that there was a reasonable expectation that the Adviser would deliver acceptable performance to prospective shareholders of the proposed New Funds.

Fees & Expenses. The Board noted that the Adviser has proposed an advisory fee of 0.95% for the Miller Intermediate Bond Fund. And, for the Miller Convertible Plus Fund, the Board noted the Adviser has proposed an advisory fee of 1.95% of “managed assets,” which equals the Fund’s total assets including assets attributable to borrowings, minus accrued liabilities other than borrowings. The Board compared the New Fund’s advisory fees to their peer groups, noting that, the Miller Intermediate Bond Fund’s proposed advisory fee is the highest in its peer group and that the Miller Convertible Plus Fund’s proposed advisory fee is the ninth highest of its peer group; however within the high/low range of fees charged by those funds (0.00% - 2.75%). The Board considered that the impact of leverage was an extra variable that would make projections of the Miller Convertible Plus Fund’s effective advisory fee difficult. After further consideration, the Board was satisfied that each New Fund’s advisory fees were reasonable and not disproportionately large and acceptable in light of the quality of services that the Adviser would render to the Fund. The Board concluded that the Adviser’s advisory fee, as well as each New Fund’s overall expense ratio, was reasonable.

Economies of Scale. The Board discussed the anticipated size of each New Fund, and its prospects for growth during the initial term of the New Agreements. The Board concluded that based on the anticipated size of the New Funds, meaningful economies justifying breakpoints will not likely be realized during the initial term of the

40

New Agreements. However, a representative of the Adviser agreed that as the new Funds grow and the Adviser achieves economies of scale, the Adviser would be willing to evaluate implementation of breakpoints. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board considered the profits to be realized by the Adviser, taking into consideration other benefits to the Adviser. The Board also reviewed financial profit projections based upon assumptions about the asset levels of the New Funds and Adviser costs, noting that any such projections are speculative and do not guarantee Adviser profits. It was the consensus of the Board that the Adviser’s relationship with each New Fund would not overly profitable.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the New Agreements, the Board, including the Independent Trustees, concluded that the proposed advisory fees to be paid by each New Fund were reasonable.

Renewal of the Management Agreement

In connection with a meeting of the Board of Trustees of the Trust held on October 17, 2014 (the “Meeting”), the Board, including the Independent Trustees, discussed the renewal of a Management Agreement (the “Agreement”) between the Trust and Wellesley Investment Advisors, Inc. (“the “Adviser”), on behalf of the Miller Convertible Fund (the “Fund”). In considering whether the continuance of the Agreement was in the best interests of the Fund and its shareholders, the Board interviewed representatives of the Adviser and received materials specifically relating to the Agreement. Both in the Meeting and at other meetings, the Board, including the Independent Trustees, received information relating to the Adviser’s investment and management services under the Agreement. This information included materials regarding: (i) the investment performance of the Fund, including comparisons to the Fund’s peer group of funds selected by the Adviser from all convertible bond mutual funds with assets in excess of $25 million but less than $1 billion (“Peer Group”) as well as comparisons to a universe of funds consisting of the Fund and all other funds in the Morningstar category “Convertible Bonds,” as classified by the independent evaluation service, Morningstar, Inc. (“Morningstar Category”); (ii) the management fee rate and net expense ratio of the Fund as compared to the average management fee rates and net expense ratios of the Fund’s Peer Group and Morningstar Category; (iii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iv) purchases and redemptions of the Fund’s shares; (v) the general investment outlook in the markets in which the Fund invests; (vi) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage; and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. The Board observed that there is a range of investment options available to shareholders of the Fund, including other mutual funds, and that the Fund’s shareholders have chosen to invest in the Fund. The following summarizes matters considered by the Board in connection with its continuance of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services provided by the Adviser to the Fund. The Independent Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board considered information regarding the Adviser’s efforts in the area of compliance and investment processes. The Trustees discussed the Adviser’s personnel, and the high level of service provided by them including managing the growth of Fund assets, which among other things requires specialized skill in sourcing sufficient suitable convertible securities in light of the Fund’s growth. The Board also discussed the financial strength of the Adviser and concluded that they are satisfied the Adviser has delivered a high quality of services to the Fund and its shareholders. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had the investment management capabilities and personnel essential to performing its duties under the Agreement.

Performance of the Adviser. The Trustees reviewed the performance of the Fund, noting that for the one, three and five-year periods ended September 30, 2014 the Fund had returns of 10.70%, 13.24% and 9.47%, respectively, underperforming the peer group averages of 12.11%, 14.55% and 11.42%, respectively, and the Morningstar category averages of 10.71%, 14.74% and 10.99%, respectively. The Board discussed the Fund’s investment

41

strategy and noted that the Adviser continues to follow the same strategy as it has in the past to achieve favorable risk-adjusted returns. The Trustees noted that the goal of the Fund is to outperform over complete market cycles and as such will tend to underperform peers that take greater risk during bull markets. The Trustees also noted that the Fund’s portfolio is entirely invested in convertible bonds and, therefore, the Fund has a different risk profile than its peer group. The Board concluded that the Fund’s performance was reasonable.

Fees & Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by the Fund’s Peer Group and Morningstar Category. The Trustees considered the Fund’s advisory fee rate and noted it was higher than both the peer group average and Morningstar category average. The Trustees reviewed the expense ratios of the Fund relative to the average expense ratio of the peer group and Morningstar category. The Trustees concluded that based on the specialized nature of the Fund, the Adviser’s unique experience and expertise in the area, and the fees charged by the Adviser to its other clients, the Fund’s management fee was reasonable and the Fund’s average expense ratio was satisfactory for purposes of approving the continuance of the Management Agreement.

Economies of Scale. The Trustees concluded that given current asset levels and total expenses, the benefits to be derived from economies of scale were not relevant considerations at this time and that the Trustees would review the issue following further growth in Fund assets.

Profitability. The Trustees considered the profits to be realized by the Adviser, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees to be paid to the Adviser. The Board considered that a portion of the 12b-1 fees being charged are for shareholder servicing. The Board also reviewed financial profit projections based upon assumptions about Fund asset levels and Adviser costs, noting that any such projections are speculative and do not guarantee Adviser profits. It was the consensus of the Board that the Adviser’s relationship with the Fund was not unreasonably profitable.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, the Board, including all of the Independent Trustees, concluded that the advisory fee is fair and reasonable and approved the continuance of the Agreement as in the best interest of the Fund and its shareholders.

42

PRIVACY notice

FACTS	WHAT DOES MILLER INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Miller Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Miller Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-441-4434

Who we are
Who is providing this notice?	Miller Investment Trust
What we do
How does Miller Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Miller Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Miller Investment Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Miller Investment Trust does not share with non-affiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Miller Investment Trust does not jointly market.

MILLER FUNDS

Advisor	Wellesley Investment Advisors, Inc.
The Wellesley Office Park
20 William Street
Wellesley, MA 02481

Distributor	Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Legal Counsel	Seward & Kissel, LLP
901 K Street – Suite 800
Washington, DC 20001

Transfer Agent	Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

Custodian	Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-441-4434.

Miller Funds ● 4020 South 147th St. ●Suite 2 ● Omaha, NE 68137
1-877-441-4434

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the President and Treasurer has concluded that disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller, Principal Executive Officer/President and Principal Financial Officer/Treasurer

Date       6/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller, Principal Executive Officer/President and Principal Financial Officer/Treasurer

Date       6/26/15